                              INVESTMENT PORTFOLIO
                   DECEMBER 31, 1998 (UNAUDITED, IN THOUSANDS)


COMMON STOCK - 92.8%                                    SHARES      VALUE
--------------------------------------------------------------------------
CONSTRUCTION - 2.3%
 BUILDING CONSTRUCTION - 2.3%
 Champion Enterprises, Inc.(a)                               1     $   30
 D.R. Horton, Inc.                                           2         39
 Standard Pacific Corp.                                      3         35
                                                                   ------
                                                                      104
                                                                   ------
 ..........................................................................
FINANCE, INSURANCE & REAL ESTATE - 7.0%
 DEPOSITORY INSTITUTIONS - 2.9%
 Centura Banks, Inc.                                         1         45
 Cullen/Frost Bankers, Inc.                                  1         44
 First Union Corp.                                           1         41
                                                                   ------
                                                                      130
                                                                   ------

 HOLDING COMPANIES - 0.7%
 Commerce Bancorp, Inc.                                      1         32
                                                                   ------

 INSURANCE CARRIERS - 1.8%
 Loews Corp.                                               (b)         39
 Mutual Risk Management Ltd.                                 1         43
                                                                   ------
                                                                       82
                                                                   ------

 NONDEPOSITORY CREDIT INSTITUTIONS - 0.6%
 Heller Financial, Inc.                                      1         26
                                                                   ------

 SECURITY BROKERS & DEALERS - 1.0%
 Jeffries Group, Inc.                                        1         45
                                                                   ------
 ..........................................................................
MANUFACTURING - 34.5%
 CHEMICALS & ALLIED PRODUCTS - 6.4%
 Alpharma, Inc., Class A                                     1         21
 Barr Laboratories, Inc.(a)                                  1         34
 Biomatrix, Inc.(a)                                          1         41
 MedImmune, Inc.(a)                                        (b)         40
 PAREXEL International Corp.(a)                              1         17
 Serologicals Corp.(a)                                       2         45
 The Liposome Company, Inc.(a)                               1         17
 The Scotts Co.(a)                                         (b)         15
 Watson Pharmaceuticals, Inc.(a)                             1         57
                                                                   ------
                                                                      287
                                                                   ------

 COMMUNICATIONS EQUIPMENT - 2.4%
 Comverse Technology, Inc.(a)                                1         36
 Inter-Tel, Inc.                                             2         37

                     Investment Portfolio/ December 31, 1998
--------------------------------------------------------------------------
COMMON STOCK - CONT.                                    SHARES      VALUE
--------------------------------------------------------------------------
MANUFACTURING - CONT.
 COMMUNICATIONS EQUIPMENT - 2.4%
 Lucent Technologies, Inc.                                 (b)     $   33
                                                                   ------
                                                                      106
                                                                   ------

 ELECTRIC MACHINERY, COMPUTERS & SUPPLIES  - 0.5%
 Dionex Corp.(a)                                             1         22
                                                                   ------

 ELECTRONIC & ELECTRICAL EQUIPMENT - 0.8%
 CTS Corp.                                                   1         35
                                                                   ------

 ELECTRONIC COMPONENTS - 4.3%
 Burr-Brown Corp.(a)                                         1         12
 SCI Systems, Inc.(a)                                        1         52
 Sanmina Corp.(a)                                            1         62
 Vitesse Semiconductor Corp.(a)                              2         68
                                                                   ------
                                                                      194
                                                                   ------

 FABRICATED METAL - 0.7%
 Alliant Techsystems Inc.                                  (b)         33
                                                                   ------

 FOOD & KINDRED PRODUCTS - 2.3%
 Canandaigua Brands, Inc., Class A(a)                        1         35
 Smithfield Foods, Inc.(a)                                   1         34
 The Earthgrains Co.(a)                                      1         34
                                                                   ------
                                                                      103
                                                                   ------

 FURNITURE & FIXTURES - 0.5%
 Ethan Allen Interiors, Inc.                                 1         25
                                                                   ------

 LEATHER - 0.7%
 K-SWISS INC                                                 1         30
                                                                   ------

 MACHINERY & COMPUTER EQUIPMENT - 5.2%
 Applied Power, Inc., Class A                                1         23
 C-Cube Microsystems, Inc.(a)                                1         33
 Compaq Computer Corp.                                       1         29
 Novellus Systems, Inc.(a)                                   1         30
 SPS Technologies, Inc.(a)                                   1         45
 Tyco International Ltd.(a)                                  1         45
 Xircom, Inc.(a)                                             1         27
                                                                   ------
                                                                      232
                                                                   ------

 MEASURING & ANALYZING INSTRUMENTS - 2.6%
 Respironics, Inc.(a)                                        2         34
 Sybron Corp.(a)                                             2         54
 Uniphase Corp.(a)                                         (b)         28
                                                                   ------
                                                                      116
                                                                   ------

                     Investment Portfolio/ December 31, 1998
--------------------------------------------------------------------------

 PRINTING & PUBLISHING - 3.0%
 Consolidated Graphics, Inc.(a)                              1     $   41
 Harte-Hanks Communications                                  1         40
 Hollinger International Inc.                                3         39
 New England Business Service, Inc.                        (b)         16
                                                                   ------
                                                                      136
                                                                   ------

 RUBBER & PLASTIC - 0.7%
 AptarGroup, Inc.                                            1         31
                                                                   ------

 STONE, CLAY, GLASS & CONCRETE - 1.8%
 Gentex Corp.(a)                                             2         38
 Lone Star Industries, Inc.                                  1         44
                                                                   ------
                                                                       82
                                                                   ------

 TEXTILE MILL PRODUCTS - 0.8%
 Mohawk Industries, Inc.(a)                                  1         34
                                                                   ------

 TRANSPORTATION EQUIPMENT - 1.8%
 MotivePower Industries, Inc.                                1         22
 Orbital Sciences Corp.(a)                                   1         35
 Polaris Industries, Inc.                                    1         23
                                                                   ------
                                                                       80
                                                                   ------
 ..........................................................................
MINING & ENERGY - 1.1%
 METAL MINING - 1.1%
 Stillwater Mining Co.(a)                                    1         49
                                                                   ------
 ..........................................................................
RETAIL TRADE - 8.8%
 APPAREL & ACCESSORY STORES - 0.7%
 Just For Feet, Inc.(a)                                      2         29
                                                                   ------

 AUTO DEALERS & GAS STATIONS - 0.4%
 O'Reilly Automotive, Inc.(a)                               (2)        19
                                                                   ------

 FOOD STORES - 0.6%
 Whole Foods Market, Inc.(a)                                 1         29
                                                                   ------

 GENERAL MERCHANDISE STORES - 1.2%
 Ames Department Stores, Inc.(a)                             2         54
                                                                   ------

 HOME FURNISHINGS & EQUIPMENT - 2.2%
 Linens 'n Things, Inc.(a)                                   1         47
 Williams-Sonoma, Inc.(a)                                    1         52
                                                                   ------
                                                                       99
                                                                   ------

                     Investment Portfolio/ December 31, 1998
--------------------------------------------------------------------------
COMMON STOCK - CONT.                                    SHARES      VALUE
--------------------------------------------------------------------------
RETAIL TRADE - CONT.
 MISCELLANEOUS RETAIL - 1.0%
 Office Depot, Inc.(a)                                       1     $   44
                                                                   ------

 RESTAURANTS - 2.7%
 CEC Entertainment Inc.(a)                                   1         39
 CKE Restaurants, Inc.                                       1         26
 Ruby Tuesday, Inc.                                          1         28
 The Cheeesecake Factory Inc.(a)                             1         27
                                                                   ------
                                                                      120
                                                                   ------
 ..........................................................................
SERVICES - 31.4%
 BUSINESS SERVICES - 5.7%
 Advo, Inc.                                                  2         42
 Concord EFS, Inc.(a)                                        1         42
 Interim Services Inc.(a)                                    2         37
 Iron Mountain, Inc.(a)                                      1         18
 Robert Half International, Inc.(a)                          1         36
 Romac International, Inc.(a)                                1         27
 SEI Investments Co.                                       (b)         30
 Verity, Inc.(a)                                             1         24
                                                                   ------
                                                                      256
                                                                   ------

 COMPUTER RELATED SERVICES - 8.9%
 Acxiom Corp.(a)                                             1         31
 American Management Systems, Inc.(a)                        1         48
 Analysts International Corp.                                2         39
 Comdisco, Inc.                                              1         19
 Etec Systems, Inc.(a)                                     (b)         12
 Jack Henry & Associates                                     1         30
 Kronos Inc.(a)                                              1         27
 Mercury Interactive Corp.(a)                                1         57
 National Computer Systems, Inc.                             1         37
 National Instruments Corp.(a)                               1         17
 Renters Choice Inc.(a)                                      1         35
 Sapient Corp.(a)                                          (b)         17
 The BISYS Group, Inc.(a)                                    1         31
                                                                   ------
                                                                      400
                                                                   ------

 COMPUTER SOFTWARE - 5.4%
 Computer Horizons Corp.(a)                                  1         25
 Computer Task Group, Inc.                                   1         27
 HNC Software, Inc.(a)                                     (b)         16
 Hyperion Solutions Corp.(a)                                 1         20
 Inktomi Corp.(a)                                          (b)         13
 Microsoft Corp.(a)                                        (b)         35

                     Investment Portfolio/ December 31, 1998
--------------------------------------------------------------------------

 Network Associates, Inc.(a)                                 1     $   39
 Transaction Systems Architects, Inc.(a)                     1         30
 VERITAS Software Corp.(a)                                   1         36
                                                                   ------
                                                                      240
                                                                   ------
 EDUCATIONAL SERVICES - 1.2%
 Devry, Inc.(a)                                              2         52
                                                                   ------

 ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 2.5%
 Paychex, Inc.                                               1         36
 The Metzler Group, Inc.(a)                                  1         24
 Whittman-Hart, Inc.(a)                                      2         52
                                                                   ------
                                                                      112
                                                                   ------

 HEALTH SERVICES - 5.4%
 Curative Health Services, Inc.                              1         23
 Express Scripts, Inc.(a)                                    1         54
 IDEXX Labs, Inc.(a)                                         1         30
 Orthodontic Centers of America, Inc.(a)                     1         25
 Renal Care Group, Inc.(a)                                   1         37
 Total Renal Care Holdings, Inc.(a)                          2         71
                                                                   ------
                                                                      240
                                                                   ------

 PERSONAL SERVICES - 2.4%
 G & K Services, Inc.                                        1         32
 Stewart Enterprises, Inc.                                   3         76
                                                                   ------
                                                                      108
                                                                   ------
 ..........................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 1.6%
 AIR TRANSPORTATION - 0.5%
 Comair Holdings, Inc.                                       1         24
                                                                   ------

 CABLE - 1.1%
 United Video Satel Group, Inc.                              2         50
                                                                   ------
 ..........................................................................
WHOLESALE TRADE - 6.1%
 DURABLE GOODS - 3.7%
 Anixter International, Inc.(a)                              2         49
 Brightpoint, Inc.(a)                                        2         29
 HA-LO Industries, Inc.(a)                                   1         49
 Physician Sales & Service, Inc.(a)                          2         41
                                                                   ------
                                                                      168
                                                                   ------

                     Investment Portfolio/ December 31, 1998
--------------------------------------------------------------------------
COMMON STOCK - CONT.                                    SHARES      VALUE
--------------------------------------------------------------------------
WHOLESALE TRADE - CONT.
 NONDURABLE GOODS - 2.3%
 AmeriSource Health Corp., Class A(a)                      (b)     $   29
 Barrett Resources Corp.(a)                                  1         34
 The Men's Wearhouse, Inc.(a)                                1         41
                                                                   ------
                                                                      104
                                                                   ------

TOTAL COMMON STOCK (cost of $3,337)                                 4,162
                                                                   ------

SHORT-TERM OBLIGATIONS - 6.7%                              PAR
--------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago
Corp., dted 12.31.98, due 01.04.99 at 4.750%,
collateralized by U.S. Treasury notes with
various maturities to 2015, value $307
(repurchase proceeds $302)                                $302        302
                                                                   ------

OTHER ASSETS & LIABILITIES, NET - 0.5%                                 20
--------------------------------------------------------------------------

NET ASSETS - 100.0%                                                $4,484
                                                                   ======



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------
(a) Non-income producing.
(b) Rounds to less than one.
(c) Cost for federal income tax purposes is the same.




See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

                          DECEMBER 31, 1998 (UNAUDITED)


(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $3,337)                                   $4,162
Short-term obligations                                                  302
                                                                     ------
                                                                      4,464
Receivable for:
Investments sold                                           $22
 Dividends                                                   1
Deferred organization expenses                              24
Other                                                       20           67
                                                           ---       ------
    Total Assets                                                      4,531

LIABILITIES
Investments purchased                                       43
Payable to Advisor                                           2
Accrued:
  Deferred Trustee fees                                      1
Other                                                        1
                                                           ---
    Total Liabilities                                                    47
                                                                     ------

NET ASSETS                                                           $4,484
                                                                     ======
Net asset value & redemption price per share -
Class A ($3,752/276)                                                 $13.59(a)
                                                                     ======
Maximum offering price per share - Class A
($13.59/0.9425)                                                      $14.42(b)
                                                                     ======
Net asset value & offering price per share -
Class B ($366/28)                                                    $13.30(a)
                                                                     ======
Net asset value & offering price per share -
Class C ($366/28)                                                    $13.30(a)
                                                                     ======

COMPOSITION OF NET ASSETS
Capital paid in                                                      $3,358
Overdistributed net investment income                                    (3)
Accumulated net realized gain                                           304
Net unrealized appreciation                                             825
                                                                     ------
                                                                     $4,484
                                                                     ======


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                                 $   6
Interest                                                                      9
                                                                          -----
       Total investment income                                               15

EXPENSES
Management fee                                                  $  13
Administration fee                                                  3
Service fee                                                         5
Distribution fee - Class B                                          1
Distribution fee - Class C                                          1
Transfer agent                                                      5
Bookkeeping fee                                                    14
Trustees fee                                                        4
Audit fee                                                           6
Legal fee                                                           2
Registration fee                                                   16
Reports to shareholders                                             1
Amortization of deferred organization expenses                      5
Other                                                               1
                                                                -----
                                                                   77
Fees and expenses waived or borne by the Advisor                  (43)       34
                                                                -----     -----
       Net Investment Loss                                                  (19)
                                                                          -----

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain                                                 304
Net change in unrealized depreciation during the period          (429)
                                                                -----
       Net Loss                                                            (125)
                                                                          -----
Decrease in Net Assets from Operations                                    $(144)
                                                                          =====




See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS



                                                     (Unaudited)
                                                  Six months ended   Year ended
(in thousands)                                       December 31       June 30
                                                     -----------       -------
                                                         1998          1998(a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss                                    $   (19)        $   (50)
Net realized gain                                          304             256
Net unrealized appreciation (depreciation)                (429)            610
                                                       -------         -------
    Net Increase (Decrease) from Operations               (144)            816
Distributions:
From net realized gains - Class A                          (91)           (227)
From net realized gains - Class B                           (9)            (23)
From net realized gains - Class C                           (9)            (23)
                                                       -------         -------
                                                          (253)            543
                                                       -------         -------
Fund Share Transactions:
Receipts for shares sold - Class A                           5               8
Value of distributions reinvested - Class A                 91             227
Cost of shares repurchased - Class A                        (2)            (12)
                                                       -------         -------
                                                            94             223
                                                       -------         -------
Receipts for shares sold - Class B                          --              --
Value of distributions reinvested - Class B                  9              23
Cost of shares repurchased - Class B                        --              --
                                                       -------         -------
                                                             9              23
                                                       -------         -------
Receipts for shares sold - Class C                          --              --
                                                             9              23
Cost of shares repurchased - Class C                        --              --
                                                       -------         -------
                                                             9              23
                                                       -------         -------
    Net Increase from Fund Share Transactions              112             269
                                                       -------         -------
      Total Increase (Decrease)                           (141)            812

NET ASSETS
Beginning of period                                      4,625           3,813
                                                       -------         -------
End of period (net of overdistributed net
  investment income of $3 and $2, respectively)        $ 4,484         $ 4,625
                                                       =======         =======


(a) Class D shares were redesignated Class C shares on July 1, 1997.




Continued on next page.
See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.


                                                    (Unaudited)
                                                  Six months ended    Year ended
                                                     December 31        June 30
                                                     -----------        -------
(in thousands)                                           1998           1998(a)
NUMBER OF FUND SHARES
Sold - Class A                                             (b)                1
Issued for distributions reinvested - Class A                7               17
Repurchased - Class A                                      (b)               (1)
                                                       -------          -------
                                                             7               17
                                                       -------          -------
Sold - Class B                                               -                -
Issued for distributions reinvested - Class B                1                2
Repurchased - Class B                                        -                -
                                                       -------          -------
                                                             1                2
                                                       -------          -------
Sold - Class C                                               -                -
Issued for distributions reinvested - Class C                1                2
Repurchased - Class C                                        -                -
                                                       -------          -------
                                                             1                2
                                                       -------          -------



















(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Rounds to less than one.



See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1998 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of management of Colonial Aggressive Growth Fund (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

                Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
 ................................................................................
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) arm allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
 ................................................................................
MANAGEMENT FEE: Stein Roe and Farnham, Inc. (the Advisor) is the investment Advisor of the Fund and receives a monthly fee equal to 0.60% annually of the Fund's average net assets. Through September 14, 1998, Colonial Management Associates, Inc. was the investment Advisor of the Fund and furnished accounting and other services and office facilities for a monthly fee equal to 0.85% annually of the Fund's average net assets.

ADMINISTRATOR: Effective September 15, 1998, Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Liberty Funds Services, Inc., formerly Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee was reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1998, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class A, Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.30% annually of the Fund's average net assets.

                Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
 ................................................................................
OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $10 of custodian fees were reduced by balance credits applied during the six months ended December 31, 1998. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: During the six months ended December 31, 1998, purchases and sales of investments, other than short-term obligations, were $2,216,520 and $2,399,613, respectively.

Unrealized appreciation (depreciation) at December 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

       Gross unrealized appreciation             $917,262
       Gross unrealized depreciation              (92,052)
                                                 --------
           Net unrealized appreciation           $825,210
                                                 ========

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
 ................................................................................
At December 31, 1998, Keyport Life Insurance Company owned 99.7% of the Fund's Class A shares outstanding and 100% of the Fund's Class B and Class C shares outstanding.

NOTE 6. SHAREHOLDER MEETING (UNAUDITED)
 ................................................................................
On October 30, 1998, a Special Meeting of Shareholders was held to approve the following items, all as described in the Proxy Statements for the Meeting. On August 21, 1998, the record date for the Meeting, the Fund had outstanding 322,300 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                  Authority
                                      For         Withheld
                                    -------       ---------
To elect a Board of Trustees:
  Robert J. Birnbaum                321,485           0
  Tom Bleasdale                     321,485           0
  John Carberry                     321,485           0
  Lora S. Collins                   321,485           0
  James E. Grinnell                 321,485           0
  Richard W. Lowry                  321,485           0
  Salvatore Macera                  321,485           0

                Notes to Financial Statements/December 31, 1998
--------------------------------------------------------------------------------

  William Mayer                     321,485           0
  James L. Moody, Jr.               321,485           0
  John J. Neuhauser                 321,485           0
  Thomas E. Stitzel                 321,485           0
  Robert L. Sullivan                321,485           0
  Anne-Lee Verville                 321,485           0

To amend fundamental investment policies regarding borrowing and lending:

                                      For          Against        Abstain
                                    -------        -------        -------
                                    321,485           0              0

To approve policies for a master fund/feeder fund structure:

                                      For          Against        Abstain
                                    -------        -------        -------
                                    321,485           0              0

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                     (Unaudited)
                                              Six months ended December 31
                                          ----------------------------------
                                                         1998
                                          Class A       Class B      Class C
                                          -------       -------      -------
Net asset value - Beginning of period     $14.390       $14.150      $14.150
                                          -------       -------      -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss(a)(b)                  (0.051)       (0.097)      (0.097)
Net realized and unrealized gain (loss)    (0.409)       (0.413)      (0.413)
                                          -------       -------      -------
   Total from Investment Operations        (0.460)       (0.510)      (0.510)
                                          -------       -------      -------

LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS:
From net realized gains                    (0.340)       (0.340)      (0.340)
                                          -------       -------      -------
Net asset value - End of period           $13.590       $13.300      $13.300
                                          -------       -------      -------
Total return(c)(d)                          (3.02)(e)     (3.42)(e)    (3.42)(e)
                                          -------       -------      -------

RATIOS TO AVERAGE NET ASSETS

Expenses(f)                                  1.55%(g)      2.30%(g)     2.30%(g)
Fees and expenses waived or
   borne by the Advisor(f)                   2.15%(g)      2.15%(g)     2.15%(g)
Net investment loss(f)                      (0.82)(g)     (1.57)(g)    (1.57)(g)
Portfolio turnover                             57%(e)        57%(e)       57%(e)
Net assets at end of period (000)xxx      $ 3,752       $   366      $   366

(a) Net of fees and expenses waived or borne by the Administrator which
    amounted to:                          $ 0.133       $ 0.133      $ 0.133
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.
(h) Class D shares were redesignated Class C shares on July 1, 1997.





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